As filed with the Securities and Exchange Commission on April 28, 1998
	Securities Act Registration	  No. 2 -86519

	Investment Company Act Registration  No.  811-3763


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 22		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 23
	__________________			[   ]
Smith Barney Telecommunications Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Telecommunications Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York  10022
_______________
Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):
[  ]	Immediately upon filing pursuant to
	[ X ]	On April 30,1998 pursuant to paragraph
(b)
	paragraph (b) of Rule 485
[  ]	60 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(1)		paragraph (a)(1)
[  ]	75 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Ownership


SMITH BARNEY TELECOMMUNICATIONS TRUST

FORM  N-1A

CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)


Part A Item No.               	Prospectus Caption

1. Cover Page                 	 Cover Page

2. Synopsis                     	Prospectus Summary

3. Financial Highlights    	Financial Highlights

4. General Description of    	Cover Page; Prospectus
    Registrant                           	Summary; Investment Objective
                                                 	and Management
Policies;
                                                 	Additional Information

5. Management of the Fund     	Management of the Fund; The
                                           	Funds Expenses;
Additional
               	                            	Information

6. Capital Stock and Other        	Investment Objective and
     Securities          	               Management Policies;
                                           		Dividends,
Distributions and
                                         		Taxes; Additional Information

7. Purchase of Securities 		Purchase of Shares; Valuation
    Being Offered                		of Shares; Redemption of
                                           		Shares; Exchange
Privilege;
                                            	Distributor; Minimum Account
                                            	Size; Additional Information

8. Redemption or Repurchase  	Redemption of Shares;
                                                      	Purchase of
Shares; Exchange
                                                      	Privilege

9. Legal Proceedings               	Not Applicable


Part B Item No.                         	Statement of Additional
				Information Caption

10.  Cover Page                         	Cover Page

11.  Table of Contents            	Contents

12.  General Information         	Distributor; Additional
       and Distributor                 	Information

13.  Investment Objectives    	Investment Objective and
       and Policies                      	Management Policies

14.  Management of the        	Management of the Fund;
       Fund 		     	Distributor

15.  Control Persons and      	Management of the Fund
       Principal Holders of
       Securities

16.  Investment Advisory  		Management of the Fund;
      and Other Services          	Distributor

17.  Brokerage Allocation  	Investment Objective and
				Management Policies;
       				Distributor

18.  Capital Stock and other  	Purchase of Shares;
       Securities                          	Redemption of Shares; Taxes

19.  Purchase, Redemption  	Purchase of Shares;
       and Pricing of Securities 	Redemption of Shares;
       Being Offered                    	Valuation of Shares; Exchange
                                           		Privilege; Distributor

20.  Tax Status                       	Taxes

21.  Underwriters                  	Distributor

22.  Calculation of         	   	Performance Data
       Performance Data

23.  Financial Statement     	Financial Statements



SMITH BARNEY TELECOMMUNICATIONS TRUST PART A PROSPECTUS
SMITH BARNEY
TELECOMMUNICATIONS TRUST

388 Greenwich Street, New York, New York 10013 - 800-451-2010

PROSPECTUS	April 30, 1998

The investment objective of Smith Barney Telecommunications Fund (the
Fund) of Smith Barney Telecommunications Trust (the Trust) is current income, with growth of capital as a secondary consideration. The Fund seeks to achieve this objective primarily by investing in income-producing equity and debt securities of companies in the telecommunications industry. The Fund is a portfolio of the Trust, a non-diversified, open-end management investment company.

Shares of the Fund are not currently being offered for sale to new investors. Current shareholders are encouraged to read this Prospectus carefully and retain it for future reference.

Additional information about the Trust and the Fund is contained in a Statement of Additional Information (the SAI) dated April 30, 1998, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the
SEC) and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor
SMITH BARNEY STRATEGY ADVISERS INC.
Investment Adviser
    MUTUAL MANAGEMENT CORP.
Administrator
THE BOSTON COMPANY ASSET MANAGEMENT, INC.
Sub-Investment Adviser

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




TABLE OF CONTENTS

Introduction.............................................................
 .........................................................................
 ............
2
The Funds
Expenses.................................................................
 ....................................................................
3
Financial
Highlights...............................................................
 .......................................................................
4
Management of the Fund and the
Trust....................................................................
 .....................................
6
Investment Objective and Management
Policies.................................................................
 ..........................
7
Redemption of
Shares...................................................................
 .................................................................
9
Telephone Redemption and Exchange Program...........................1
0
Minimum Account
Size.....................................................................
 ............................................................
1
1
Valuation of
Shares...................................................................
 ....................................................................
1
1
Exchange
Privilege................................................................
 .........................................................................
1
1
Dividends, Distributions and
Taxes....................................................................
 ............................................
1
3
Additional
Information..............................................................
 .....................................................................
1
4

INTRODUCTION

The Fund is a portfolio of the Trust, a non-diversified, open-end management investment company created in response to the reorganization of American Telephone & Telegraph Company (AT&T) to provide stockholders of AT&T with the opportunity to exchange their shares of AT&T for shares of the Trust. This exchange of shares took place and the Trust commenced operations on January 1, 1984. The Funds investments are primarily concentrated in the securities of issuers engaged in the telecommunications industry. The Fund does not currently offer its shares for sale to new investors.

As with most mutual funds, the Trust employs various organizations to perform necessary functions and to provide services to its shareholders. These organizations are carefully selected by the Trusts Board of Trustees which regularly reviews the quality and scope of their performance. The Trust employs Smith Barney Inc. (Smith Barney) as its distributor, Smith Barney Strategy Advisers Inc. (SBSA) as its investment adviser, Mutual Management Corp. (MMC) (formerly known as Smith Barney Mutual Fund Management, Inc.)
as its administrator, The Boston Company Asset Management, Inc. (TBCAM) as its sub-investment adviser , PNC Bank, National Association (PNC) as its custodian and First Data Investor Shareholder Services Group, Inc. (First
Data), as its transfer agent.

More detailed information regarding these organizations and the functions they perform is provided in this Prospectus as well as in the SAI.





THE FUNDS EXPENSES

The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder in the Fund, based upon the Funds expenses for its most recent fiscal year:

Annual Fund Operating Expenses (as a percentage of average daily net assets)

	Management fees		0.75%
	Other expenses 		0.17%
	Total Fund Operating Expenses		0.92%

	Management fees paid by the Fund include investment advisory fees paid monthly to SBSA at the annual rate of 0.55% and administration fees paid monthly to MMC at the annual rate of 0.20%, both of which are based on the value of the Funds average daily net assets. The nature of the services for which the Fund pays management fees is described under Management of the Fund and the Trust. Other expenses in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example. The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon (a) payment by the Fund of operating expenses at the levels set forth in the table above and (b) the following assumptions:

	1 year 	3 years 	5 years 	10 years

A shareholder would pay
the following expenses on	$9	$29	$51	$113
a $1,000 investment,
assuming (1) 5.00% annual
return and (2) redemption

at the end of each time period:
______________________

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Funds actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

The following information for the three year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Funds Annual Report dated December 31, 1997. The following information for the fiscal years ended December 31, 1988 through December 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Funds Annual Report, which is incorporated by reference into the Statement of Additional Information.

For a share of beneficial interest outstanding throughout each year:


1997
1996
1995
1994
1993
1992
Net Asset Value, Beginning
of Year
$104.62
$119.69
$95.62
$107.62
$102.67
$110.75
Income (Loss) From
Operations:






Net investment income
2.83
3.12
3.58
4.02
3.94
4.91
Net realized and
unrealized gain/(loss)
43.05
(5.35)
35.57
(5.91)
12.30
6.79
Total Income (Loss) From
Operations
45.88
(2.23)
39.15
(1.89)
16.24
11.70
Less Distributions From:






Net investment income
(2.83)
(3.12)
(3.58)
(4.05)
(4.42)
(4.55)
Net realized gains
(13.61)
(9.72)
(11.50)
(6.06)
(6.87)
(15.23)
Total Distributions
(16.44)
(12.84)
(15.08)
(10.11)
(11.29)
(19.78)
Net Asset Value, End of
Year
$134.06
$104.62
$119.69
$95.62
$107.62
$102.67
Total Return
45.11%
(1.45)%
42.93%
(1.83)%
16.00%
10.89%
Net Assets, End of Year
(millions)
$73
$63
 $75
     $61
     $72
     $71
Ratios to Average Net
Assets:






Expenses
0.92%
0.90%
0.95%
0.95%
0.93%
0.92%
Net investment income
2.35
2.80
3.23
3.80
3.47
4.41
Portfolio Turnover Rate
0%
0%
0%
0%
0%
2%
Average commissions paid
per share on equity
security transactions (1)

$0.05

$0.05

$0.06

--

--

--

(1) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.



For a share of beneficial interest outstanding throughout each year:



1991
        1990
        1989
       1988
Net Asset Value, Beginning of
Year
$129.06
$140.93
$99.10
$90.28
Income (Loss) From
Operations:
5.74



Net investment income
(2.20)
6.10
5.18
5.55
Net realized and unrealized
gain/loss
3.54
(8.98)
45.31
9.66
Total Income (Loss) From
Operations

(2.88)
50.49
15.21
Less Distributions From:




Net investment income
(6.05)
(5.79)
(5.85)
(5.40)
Net realized gains
(14.62)
(3.20)
(2.81)
(0.99)
Total Distributions
(21.85)
(8.99)
(8.66)
(6.39)
Net Asset Value, End of Year
$110.75
$129.06
$140.93
$99.10
Total Return*
3.30%
(1.80)%
52.11%
17.12%
Net Assets, End of Year
(millions)
      $79
$95
    $110
     $83
Ratios to Average Net Assets:




Expenses
0.90%
0.92%
0.89%
0.95%
Net investment income
4.57%
4.81%
4.32%
5.70%
Portfolio Turnover Rate
        18%
3%
5%
3%





MANAGEMENT OF THE FUND AND THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Fund rests with the Trusts Board of Trustees. The Trustees approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with its distributor, investment adviser, sub-investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Funds investment adviser, sub-investment adviser and administrator. The Statement of Additional Information contains background information regarding the Trusts Trustees and the executive officers of the Fund.

Investment Adviser -- SBSA

SBSA, located at 388 Greenwich Street, New York, New York 10013, serves as the Funds investment adviser pursuant to an investment advisory agreement dated June 16, 1994. SBSA (through its predecessors) has been in the investment counseling business since 1968 and is a registered investment adviser. SBSA renders investment advice to investment companies which had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion.

Subject to the supervision and direction of the Trusts Board of Trustees, SBSA manages the Funds portfolio in accordance with the Funds stated objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays SBSA a monthly fee at the annual rate of 0.55% of the value of its average daily net assets.

Portfolio Management

Valerie Sill, Senior Vice President of TBCAM, has served as portfolio manager of the Fund since April 1997 and manages the day-to-day operations of the Fund, including making all investment decisions.

Managements discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended December 31, 1997, is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling the Trust at the address or phone number listed on page one of this Prospectus.

On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers Group and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the BHCA), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, Smith Barney Strategy Advisers, Inc. does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.




Administrator-- MMC

MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Funds administrator and oversees all aspects of the Funds administration.
MMC provides investment management, investment advisory and/or administrative services to investment companies that had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion. For administration services rendered, the Fund pays MMC a monthly fee at the annual rate of 0.20% of the value of the Funds average daily net assets.

Sub-Investment Adviser -- TBCAM

TBCAM, located at One Boston Place, Boston, Massachusetts 02108, serves as the Funds sub-investment adviser . TBCAM is a wholly owned subsidiary of The Boston Company, Inc. (TBC), which in turn is a wholly owned subsidiary of Mellon Bank Corporation (Mellon). TBCAM serves as the Funds sub-investment adviser pursuant to a sub-investment advisory agreement dated June 16, 1994. For sub-investment advisory services rendered, TBCAM receives a fee from SBSA paid monthly at the annual rate of 0.275% of the value of the Funds average daily net assets.

Subject to the supervision and direction of the Trusts Board of Trustees and SBSA, TBCAM manages the Funds portfolio in accordance with the Funds investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund.


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The investment objective of the Fund is current income, with long-term growth of capital as a secondary objective. This investment objective may not be changed without the approval of the holders of a majority of the Funds outstanding shares. There is no guarantee the Funds investment objective will be achieved.

The Fund seeks to achieve its investment objective primarily through investment in income-producing equity and debt securities of companies engaged in the telecommunications industry. The Fund defines the telecommunications industry as companies engaged in the communication, display, reproduction, storage and retrieval of information, generally in one or more of the following forms: voice, data, or print facsimile. Under normal market conditions, at least 65% of the total assets of the Fund will be invested in securities of issuers engaged in the telecommunications industry. During certain periods when economic conditions in that industry are adverse or when market conditions suggest a defensive position, however, the Fund may temporarily have less than 65% of the value of its total assets invested in that industry.

Securities for the Fund are selected principally on the basis of their ability to produce current income and, as a result, the Fund invests principally in income-producing common stocks, preferred stocks and debt securities, including securities convertible into common and preferred stocks. The Fund also may invest in short-term fixed-income obligations, such as commercial paper. Debt securities purchased by the Fund will be rated within the three highest ratings by a nationally recognized statistical rating organization (NRSRO) (such as Standard & Poors Ratings Group (S&P) or Moodys Investors Service, Inc. (Moodys)) or, if not so rated, of comparable quality in the opinion of SBSA and/or TBCAM. Commercial paper purchased by the Fund will be rated in the top two ratings categories for short-term debt securities by an NRSRO (such as Prime-2 or better by Moodys or A-2 or better by S&P).

The Trust is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the 1940 Act), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund intends to conduct its operations, however, so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the
Code), which will relieve the Fund of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Funds total assets will be invested in the securities of a single issuer, and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. These 25% and 5% limits will not be deemed exceeded to the extent that any excess results from fluctuations in market value or sales of other securities, as opposed to purchases of securities. The Funds assumption of large positions in the obligations of a small number of issuers may cause the Funds yield to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the markets assessment of the issuers.

Further information about the Funds investment policies, including a list of those restrictions on the Funds investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

Investment Policies and Strategies

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund is authorized to lend securities that it holds to brokers, dealers and other financial organizations. The Funds loans of securities will be collateralized by cash, letters of credit or obligations of the United States government and its agencies and instrumentalities
(U.S. government securities) which are maintained at all times in a segregated account with the Trusts custodian in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBSA and/or TBCAM to be of good standing and will not be made unless, in the judgment of SBSA and/or TBCAM, the consideration to be earned from such loans would justify the risk.

Borrowing. The Fund is authorized to borrow money in an amount up to 10% of its total assets for extraordinary or emergency purposes (such as meeting anticipated redemptions) and to pledge its assets in connection with such borrowings. Whenever borrowings exceed 5% of the value of the Funds total assets, the Fund will not purchase securities for investment.

Short-Term Investments. The Fund may invest in short-term money market instruments, such as U.S. government securities; certificates of deposit, time deposits, and bankers acceptances issued by domestic banks (including their branches located outside of the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to such instruments.

Repurchase Agreements The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New Yorks list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds holding period. The value of the underlying securities at all times will be at least equal to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Funds ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBSA and/or TBCAM, acting under the supervision of the Trusts Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Covered Call Options. In order to earn additional income, and as a means of seeking to partially protect its assets against market declines, the Fund may, to a limited extent, write covered call option contracts on certain securities and purchase call option contracts for the purpose of terminating its outstanding obligations with respect to securities upon which call option contracts have been written (closing purchase transactions). Only call options which are traded on a United States exchange will be written. The Funds ability to engage in closing purchase transactions depends on the existence of a liquid secondary market; for some options, no such secondary market may exist or the market may cease to exist.

The Fund may write option contracts on its securities up to an amount not in excess of 20% of the value of its net assets at the time that such options are written. The Fund may not sell (uncover) the securities against which an option contract has been written until after the option period has expired, the option contract has been exercised or a closing purchase transaction has been executed. Successful use of options by the Fund will depend on the ability of SBSA and/or TBCAM to correctly predict movements in the prices of the securities underlying the option.

Portfolio Transactions. Portfolio securities transactions on behalf of the Fund will be executed by a number of brokers and dealers, including Smith Barney and certain of its affiliated brokers, that are selected by SBSA and/or TBCAM. The Fund may use Smith Barney or a broker affiliated with Smith Barney in connection with a purchase or sale of securities when SBSA and/or TBCAM believes that such brokers charge for the transaction does not exceed the usual and customary levels.

Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Funds Distributor, depend on the smooth functioning of their computer systems.
Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Funds operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Funds custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Trust services at that time.

Certain Risk Considerations

Shareholders should be aware that the Fund concentrates its assets in the telecommunications industry and, as a result, the Fund should not be considered as a complete investment program. Moreover, the investment flexibility of the Fund may be restricted by the necessity of satisfying certain diversification requirements in order to maintain the qualification of the Fund as a regulated investment company within the meaning of the Code. See Dividends, Distributions and Taxes.


REDEMPTION OF SHARES

The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no
charge.   Redemption requests received after the close of regular trading on the New York Stock Exchange (NYSE) are priced at the net asset value as next determined.

The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholders benefit without specific instruction, and Smith Barney will benefit from the use of temporarily uninvested funds.

Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investors Financial Consultant, a broker that clears securities transactions through Smith Barney on a fully disclosed basis or dealer in the selling group or by submitting a written request for redemption to:

		Smith Barney Telecommunications Income Fund
		c/o First Data Investor Services Group, Inc.
		P.O. Box 5128
		Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the number of shares or dollar amount to be redeemed, (b) identify the shareholders account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with a redemption request. Any signature appearing on a redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, a domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investors address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed to be properly received until First Data receives all required documents in proper form.

TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

	Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request.

	Redemptions. Redemption requests of up to $10,000 of the Funds shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern Standard
Time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

	A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholders account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholders assets, will be required to provide a signature guarantee and certain other documentation.

	Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern Standard Time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

	Additional Information Regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholders name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.


MINIMUM ACCOUNT SIZE

The Fund reserves the right to involuntarily liquidate any shareholders account in the Fund if the aggregate net asset value of the shares held in the account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

VALUATION OF SHARES

The Funds net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Funds net assets by the total number of shares outstanding.

Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees.

EXCHANGE PRIVILEGE

Except as otherwise noted below, shares of the Fund may be exchanged at the net asset value next determined for Class A shares in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholders state of residence. Exchanges of Fund shares are subject to minimum investment requirements and to the other requirements of the fund into which exchanges are made.

Fund Name

Growth Funds

Concert Peachtree Growth Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Fundamental Value Fund Inc.
Smith Barney Large Capitalization Growth Fund
Smith Barney Managed Growth Fund
Smith Barney Natural Resources Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Special Equities Fund






Growth and Income Funds

	Concert Social Awareness Fund
Smith Barney Convertible Fund
Smith Barney Funds, Inc. -- Large Cap Value Fund
Smith Barney Large Cap Blend Fund
Smith Barney Premium Total Return Fund
Smith Barney Utilities Fund

Taxable Fixed-Funds

Smith Barney Adjustable Rate Government Fund
Smith Barney Diversified Strategic Fund
Smith Barney Funds, Inc. -- Income Return Account Portfolio
Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund Smith Barney Funds, Inc. -- U.S. Government Securities Fund
Smith Barney Government Securities Fund
Smith Barney High Income Fund
Smith Barney Investment Grade Bond Fund
Smith Barney Managed Governments Fund Inc.
	Smith Barney Total Return Bond Fund

Tax-Exempt Funds

Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Intermediate Maturity California Municipals Fund
Smith Barney Intermediate Maturity New York Municipals Fund
Smith Barney Managed Municipals Fund
Smith Barney Massachusetts Municipals Fund
Smith Barney Muni Funds -- Florida Portfolio
Smith Barney Muni Funds -- Georgia Portfolio
Smith Barney Muni Funds -- Limited Term Portfolio
Smith Barney Muni Funds -- National Portfolio
Smith Barney Muni Funds -- New York Portfolio
Smith Barney Muni Funds -- Pennsylvania Portfolio
Smith Barney Municipal High Income Fund
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund

Global-International Funds

Smith Barney Hansberger Global Small Cap Value Fund
Smith Barney Hansberger Global Value Fund
Smith Barney World Funds Inc. -- Emerging Markets Portfolio
Smith Barney World Funds Inc. -- European Portfolio
Smith Barney World Funds Inc. -- Global Government Bond Portfolio Smith Barney World Funds Inc. -- International Balanced Portfolio Smith Barney World Funds Inc. -- International Equity Portfolio Smith Barney World Funds Inc. -- Pacific Portfolio




Smith Barney Concert Allocation Series, Inc.

	Smith Barney Concert Allocation Series, Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series, Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series, Inc. -- Global Portfolio
	Smith Barney Concert Allocation Series, Inc. -- Growth Portfolio
	Smith Barney Concert Allocation Series, Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series, Inc. -- Income Portfolio

Money Market Funds

            Smith Barney Exchange Reserve Fund
Smith Barney Money Funds, Inc. -- Cash Portfolio
Smith Barney Money Funds, Inc. -- Government Portfolio
Smith Barney Money Funds, Inc. -- Retirement Portfolio
Smith Barney Muni Funds -- California Money Market Portfolio Smith Barney Muni Funds -- New York Money Market Portfolio Smith Barney Municipal Money Market Fund, Inc.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Funds performance and its shareholders. SBSA may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Funds other shareholders. In this event, SBSA will notify Smith Barney and the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See Redemption of Shares - Telephone Redemption and Exchange Program.
Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of shares of the fund exchanged, no signature guarantee is required. A taxable gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days prior notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds policy is to declare and pay quarterly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund at net asset value, without a sales charge.

The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders, please refer to the SAI for further discussion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.


The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the Code) for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are a taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

A shareholders gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

The Fund is required to withhold (backup withholding) 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders federal income tax return.

No person has been authorized to give any information or to make representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.


ADDITIONAL INFORMATION

The Trust, organized on June 2, 1983 under the laws of the Commonwealth of Massachusetts, is a business entity commonly known as a Massachusetts business trust and is registered with the SEC as a non-diversified, open-end management investment company.

The Trustees have authority to create an unlimited number of shares of beneficial interest of the Trust, with a par value of $.001 per share. The Trustees have authority to create additional sub-trusts at any time in the future without shareholder approval. The Trustees from time to time may consider whether to offer a new sub-trust to the general public.

The Trust does not hold annual shareholder meetings. There normally will be no meetings of shareholders held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Funds outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and a proportionate, fractional vote for each fractional share held.

PNC Bank, located at 17th and Chestnut Streets, PA 19103, serves as custodian of the Trusts investments.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Trusts transfer agent.

The Fund sends shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Funds printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (i.e., individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultants or First Data.

No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.


FD 01120  4/98


9

21
SMITH BARNEY TELECOMMUNICATIONS TRUST PART B STATEMENT OF ADDITIONAL
INFORMATION

SMITH BARNEY
TELECOMMUNICATIONS TRUST


388 Greenwich Street, New York, New York 10013 - 800-451-2010



STATEMENT OF ADDITIONAL INFORMATION 	April 30, 1998

This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Telecommunications Income Fund (the Fund) of Smith Barney Telecommunications Trust (the Trust), dated April 30, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Prospectus of the Fund. The Funds Prospectus may be obtained from a Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional Information (the SAI), although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.


CONTENTS

For ease of reference the same section headings are used in both the Prospectus and the Statement of Additional Information, except where shown below.

Management of the Fund and the Trust
2
Investment Objective and Management Policies
5
Redemption of Shares
12
Valuation of Shares
12
Exchange Privilege
13
PerformanceData...........................................................
13
Taxes (See in the Prospectus Dividends, Distributions and Taxes)

14
Additional Information
16
Financial Statements
16
Appendix
17


MANAGEMENT OF THE FUND AND THE TRUST

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust. These organizations are as follows:



Name
Service


Smith Barney Inc.
(Smith Barney)

Distributor

Smith Barney Strategy Advisers Inc.
(SBSA)


Investment Adviser

Mutual Management Corp.
(MMC) (formerly known as Smith Barney Mutual
Fund Management, Inc.)


Administrator


The Boston Company Asset Management, Inc.
(TBCAM)


Sub-Investment
Adviser
PNC Bank, National Association
(PNC)

Custodian

First Data Investor Services Group, Inc.
(First
Data),...............................................
 ....................................



Transfer Agent

These organizations and the functions they perform for the Trust are discussed in the Prospectus and in this Statement of Additional Information.

Trustees of the Trust and Executive Officers of the Fund

The Trustees of the Trust and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are set forth below. Each Trustee who is an interested person of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940
Act), is indicated by an asterisk.

Paul R. Ades, Trustee (Age 58). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, Lindenhurst, New York 11757.

Herbert Barg, Trustee (Age 75). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Trustee (Age 60). Professor, Graduate School of Business Administration, Harvard University; Business Consultant. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163.

Frank G. Hubbard, Trustee (Age 60). Vice President, S & S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80 Centennial Drive P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age 64). Managing Director of Smith Barney, Chairman of Smith Barney Strategy Advisers Inc. and President of MMC; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. (Shearson Lehman Brothers); Vice
Chairman of Shearson Asset Management.   Mr. McLendon is Chairman of the
Board of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Ken Miller, Trustee (Age 56). President of Young Stuff Apparel Group, Inc. His address is 1407 Broadway, 6th Floor, New York, New York 10018.

Jerome Miller, Trustee (Age 60). Retired, Former President, Asset Management Group of Shearson Lehman Brothers. His address is 27 Hemlock Road, Manhasset, New York, NY 11030.

Jack White, (became Trustee Emeritus on February 6, 1998 (age 80). President Emeritus of the Cooper Union for the Advancement of Science and Art; Special Assistant to the President of the Aspen Institute. His address is 97 Sunset Drive, Apt. 402, Sarasota, Florida 34236.

Lewis E. Daidone, Senior Vice President and Treasurer (age 40). Managing Director of Smith Barney; Director and Senior Vice President of MMC. Mr. Daidone also serves as Senior Vice President and Treasurer of 42 of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (age 47). Managing Director of Smith Barney, General Counsel and Secretary of MMC. Ms. Sydor also serves as Secretary of 42 of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

Each Trustee also serves as a director, trustee and/or individual general partner of certain other mutual funds for which Smith Barney serves as distributor. The Trustees and officers of the Trust, as a group, owned less than 1.00% of the Funds outstanding shares as of April 8, 1998.

No officer, director or employee of Smith Barney or any parent or subsidiary, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $4,500 per annum plus $250 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended December 31, 1997, such fees and expenses totaled $10,097.

For the calendar year ended December 31, 1997, the Trustees of the Trust were paid the following compensation:



Trustee(#)

Aggregate Compensation
from the Trust
Aggregate Compensation
from the Smith Barney
Mutual Funds



Paul R. Ades (5)
5,200
$ 49,000
Herbert Barg (20)
5,200
101,600
Alger B. Chapman (9)*
3,725
53,925
Dwight B. Crane (26)
5,100
133,850
Frank G. Hubbard (5)
5,200
52,000
Heath B. McLendon (42)
N/A

N/A
Jerome Miller (5)...............................
0
12,400
Ken Miller (5)
5,200
52,000
John F. White (5)**
5,200
52,000
________________________
(#)	Number of director/trusteeships held with mutual funds in the Smith
Barney
Mutual Funds family.
*Mr. Chapmans resigned from the Board of Trustees effective June 20, 1997. **Mr. White has deferred $5,200 of aggregate compensation from the Trust and $52,000 of compensation from the fund complex.


Upon attainment of age 80 Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended. During the Trusts last fiscal year aggregate compensation paid by the Trust to Trustees emeritus totaled $390.

</R


Investment Adviser -- SBSA

SBSA serves as investment adviser to the Fund pursuant to a written agreement dated June 16, 1994 (the Advisory Agreement), which was first approved by the Trusts Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or SBSA, on April 21, 1994 and by shareholders on June 15, 1994. SBSA pays the salary of any officer and employee who is employed by both it and the Fund. The services provided by SBSA under the Advisory Agreement are described in the Prospectus under Management of the Trust and the Fund. SBSA bears all expenses in connection with the performance of its services. SBSA is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (Holdings). Holdings is a wholly owned subsidiary of Travelers Group Inc. (Travelers).



As compensation for investment advisory services rendered, the Fund pays SBSA a fee computed daily and paid monthly at the annual rate of 0.55% of the Funds average daily net assets. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the Fund paid SBSA $373,600, $369,448, and $367,532 respectively, in investment advisory fees.

Sub-Investment Adviser -- TBCAM

TBCAM serves as sub-investment adviser to the Fund pursuant to a written agreement dated June 16, 1994 (the Sub-Advisory Agreement), which was first approved by the Trusts Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund or TBCAM, on April 21, 1994 and by shareholders on June 15, 1994. TBCAM is a wholly owned subsidiary of Mellon Bank.

As compensation for sub-investment advisory services rendered, SBSA pays TBCAM a monthly fee at the annual rate of 0.275% of the value of the Funds average daily net assets. For the fiscal years ended December 31, 1995 December 31, 1996 and December 31, 1997, TBCAM received $186,800, $184,724 and $183,766 respectively in sub-investment advisory fees. As compensation for those services, the Fund paid TBCAM a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Funds average daily net assets.



Administrator-- MMC

MMC serves as administrator to the Fund pursuant to a written agreement dated April 21, 1994 (the Administration Agreement), which was first approved by the Trusts Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund or MMC, on April 21, 1994. The services provided by MMC under the Administration Agreement are described in the Prospectus under Management of the Trust and the Fund. MMC pays the salary of any officer or employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the Fund, MMC receives a fee at the annual rate of 0.20% of the value of the Funds average daily net assets. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the Fund paid MMC $135,855, $134,345,and
$133,648, respectively, in administration fees.

The Fund bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney or TBCAM; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agents fees; certain insurance premiums; outside auditing and legal expenses; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders, shareholders reports and meetings.

MMC and TBCAM have agreed that if in any fiscal year the aggregate expenses of the Fund (including fees paid pursuant to the Advisory, Sub-Advisory and Administration Agreements, but excluding interest, taxes, brokerage fees paid pursuant to the Funds services and distribution plan, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, MMC and TBCAM will, to the extent required by state law, reduce their management fees by the amount of such excess expense, such amount to be allocated between them in the proportion that their respective fees bear to the aggregate of such fees paid by the Fund. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation applicable to the Fund would require MMC and TBCAM to reduce their fees in any year that such excess expenses exceed 2.50% of the first $30 million of average daily net assets, 2.00% of the next $70 million of average daily net assets and 1.50% of the remaining average daily net assets.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Trust. The Trustees who are not interested persons of the Trust have selected Stroock & Stroock & Lavan LLP as their counsel.


KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Trusts independent auditor to examine and report on the Trusts financial statements and highlights for the fiscal year ending December 31, 1998.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Funds investment objective and the policies it employs to achieve that objective. The following discussion supplements the description of the Funds investment objective and policies in the Prospectus.

Lending of Portfolio Securities
Consistent with applicable regulations, the Fund has the ability to lend its portfolio securities to brokers, dealers and other financial organizations. The Fund may not lend portfolio securities to Smith Barney or its affiliates without specific authority to do so from the SEC.

Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Funds securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trusts Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a finder.

Money Market Instruments The Fund may invest without limit in short-term money market instruments when SBSA and/or TBCAM believes that a defensive investment posture is advisable due to market or economic conditions. Money market instruments in which the Fund may invest include obligations issued or guaranteed by the United States government, its agencies or instrumentalities (U.S. government securities); certificates of deposit (CDs), time deposits
(TDs) and bankers acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations. CDs are short-term negotiable obligations of commercial banks; TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the FDIC). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulations. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (State Branches) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SBSA and/or TBCAM will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations, the CDs of which may be purchased by the Fund, are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a domestic or foreign company. When investing for defensive purposes, the Fund may invest in short-term debt obligations of issuers that at the time of purchase are rated in the top two ratings categories for short-term debt securities by a nationally recognized statistical rating organization (NRSRO) (such as A-2, A-1 or A-1+ by Standard & Poors Ratings Group (S&P) or Prime-2 or Prime-l by Moodys Investors Service, Inc, (Moodys)) or, if unrated, are issued by companies having an outstanding unsecured debt issue currently rated within the two highest ratings of by an NRSRO (such as S&P or Moodys). A discussion of S&P and Moodys rating categories appears in the Appendix to this Statement of Additional Information. The Fund also may invest in variable rate master demand notes, which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument. Demand notes are direct lending arrangements between the Fund and an issuer, and are not normally traded in a secondary market. The Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper. SBSA and/or TBCAM will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, generally the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred Stock. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuers board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Covered Call Options. The Fund may, to a limited extent, write covered call option contracts on certain securities and purchase call options for the purpose of terminating their outstanding obligations with respect to securities upon which call option contracts have been written.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund normally will have expiration dates between three and nine months from the date that they are written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as in-the-money, at-the-money and out-of-the-money, respectively. The Fund may write (a) in-the-money call options when SBSA and/or TBCAM expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when SBSA and/or TBCAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when SBSA and/or TBCAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines, and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the Clearing Corporation) and of the national securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option for the same series on a recognized national securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

Although the Fund generally will write only those options for which SBSA and/or TBCAM believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of SBSA and/or TBCAM and certain of their affiliates may be considered to be such a group. A national securities exchange or the National Association of Securities Dealers, Inc. may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options which the Fund will be able to write on a particular security.

Call options may be purchased by the Fund but only to terminate an obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, (i.e., the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had previously been written). A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of a writer. Although the cost to the Fund of such a transaction may be greater than the net premium received by the Fund upon writing the original option, the Trusts Board of Trustees believes that it is appropriate for the Fund to have the ability to make closing purchase transactions in order to limit the risks involved in writing options. SBSA and/or TBCAM also may permit the call option to be exercised.

Investment Restrictions

The Fund has adopted the following investment restrictions for the protection of shareholders. Investment restrictions 1 through 6 below cannot be changed without approval by the holders of a majority of the outstanding shares of the Funds, defined as the lesser of (a) 67% or more of the voting securities present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund. Investment restrictions 7 through 16 may be changed by vote of a majority of the Trustees at any time. If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in the values of assets will not constitute a violation of the restriction.


The Fund may not:

 .

(1) Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds investment objective and policies); or (d) investing in real estate investment trust securities.

(2) Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the 1933 Act), in disposing of portfolio securities.

(3) Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies, (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

(4) Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of the Funds total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

(5) Purchase the securities of any issuer (except U.S. government securities) if, as a result of such purchase, more than 10% of any class of securities or of the outstanding voting securities of such issuer would be held in the Fund; for this purpose, all securities of an issuer shall be divided into three classes, namely, all debt securities, all preferred stock and all common stock.

(6) Issue senior securities as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and rules, regulations and orders thereunder.

(7) Purchase securities subject to restrictions on disposition under the 1933 Act (restricted securities), or securities without readily available market quotations, if the purchase causes more than 10% of its assets to be invested in restricted securities, securities without readily available market quotations and repurchase agreements maturing in more than seven days.

(8) Purchase securities of companies for the purpose of exercising control.

(9) Purchase securities on margin (except short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

(10) Purchase securities of any other investment company except as part of a plan of merger, consolidation or acquisition of assets.

(11) Purchase securities of any issuers which together with predecessors have a record of less than three years continuous operation, if, as a result, more than 5% of such portfolios net assets would then be invested in such securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operations or relevant business experience.)

(12) Invest in puts, calls, straddles, spreads, and any combination thereof (except in connection with the writing of covered call options).

(13) Invest in oil, gas or other mineral exploration or development programs.

(14) Purchase securities from or sell securities to any of its officers or Trustees, except with respect to its own shares and as is permissible under applicable statutes, rules and regulations.



Portfolio Turnover

In seeking its objective, the Fund does not generally engage in short-term trading but may do so when circumstances warrant. Numerous factors, including those relating to particular investments, tax considerations, covered call option writing (see Covered Call Options), market or economic conditions or redemptions of shares, may affect the rate at which the Fund buys or sells portfolio securities from year to year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities during the year by the average monthly value of the Funds portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. The Fund has no fixed policy with respect to portfolio turnover; however, it is anticipated that the annual portfolio turnover rate in the Fund generally will not exceed 50%. For the 1997 and 1996 fiscal years, the portfolio turnover rates for the Fund were 0%.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by SBSA and/or TBCAM, subject to the overall supervision and review of the Trusts Board of Trustees. Portfolio securities transactions for the Fund are effected by or under the supervision of SBSA and/or TBCAM.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealers mark-up or mark-down. For the 1997, 1996, and 1995 fiscal years, the Fund paid total brokerage commissions of $11,603, $14,543 and $13,538, respectively.

In executing portfolio transactions and selecting brokers or dealers, it is the Funds policy to seek the best overall terms available. In assessing the best overall terms available for any transactions, SBSA and/or TBCAM shall consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes SBSA and/or TBCAM, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund or other accounts over which SBSA and/or TBCAM or an affiliate exercises investment discretion.

The Trusts Board of Trustees periodically will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The fees of SBSA and/or TBCAM under the Advisory Agreement are not reduced by reason of SBSA and/or TBCAM receiving such brokerage and research services. Further, Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.


   The Trustees of the Trust have determined that any portfolio transaction for the Fund may be executed through Smith Barney or an affiliate of Smith Barney, if, in the judgment of SBSA and/or TBCAM, the use of Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Smith Barney charges the Fund a commission rate consistent with that charged by Smith Barney to comparable unaffiliated customers in similar transactions. In addition, under rules adopted by the SEC, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. For the 1997, 1996 and 1995 fiscal years, brokerage commissions of $4,190, $5,343 and $5,960, respectively, were paid by the Fund to Smith Barney. The amount of brokerage commissions paid to Smith Barney for the 1997 fiscal year represented 36% of the total brokerage commissions paid by the Fund and Smith Barney effected 63% of the total dollar amount of transactions involving the payment of brokerage commissions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by SBSA and/or TBCAM, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by SBSA and/or TBCAM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBSA and/or TBCAM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. (the NYSE) is closed (other than for customary weekend or holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Funds investments or determination of net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Funds shareholders.

Distributions in Kind

If the Trusts Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Funds net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

VALUATION OF SHARES

The Funds net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is expected to be closed on New Years Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of such sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the most recent bid price at the close of regular trading on the NYSE on each day, or, if market quotations for those securities are not readily available, at fair market value, as determined in good faith by the Trusts Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trusts Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be appraised at their fair value as determined in good faith by the Trusts Board of Trustees.


EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds as listed in the Prospectus on the basis of relative net asset value per share at the time of exchange.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be legally sold. Prior to any exchange, the investor should obtain and review a copy of the current prospectus of each fund into which an exchange is being made. Prospectuses may be obtained from a Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired with such shares being subject to any applicable contingent deferred sales charge. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, a Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Funds shares. Such performance information may include the following industry and financial publications: Barrons, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of a Class, it will also disclose such information for the other Classes.

Yield

The Funds 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-bcd + 1)6 - 1]

	Where:		a =  dividends and interest earned during the period.
			b =  expenses accrued for the period (net of
reimbursement).
			c = the average daily number of shares outstanding during
the period that were entitled 					to receive
dividends.
			d = the maximum offering price per share on the last day of
the period.

For the purpose of determining the interest earned (variable a in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium, and the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Funds yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

Average annual total return figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n =ERV

		Where:	P	= a hypothetical initial payment of $1,000.
			T	=  average annual total return.
			n	=  number of years.
                                                          ERV         =
Ending
Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A
Class total return figures calculated in accordance with above formula assume that the maximum applicable sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.

	   			Period Ended 12/31/97

			One Year 	Five Year	Ten Year

			45.11%		18.40%	  	16.65%




TAXES

The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

Taxation of the Fund

The Fund has qualified and intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income (capital gains net of capital losses), if any, that it distributes to shareholders provided that at least 90% of its net investment income for the taxable year is distributed. All net investment income and capital gain net income earned by the Fund will be reinvested automatically in additional shares of the Fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

To qualify as a regulated investment company, the Fund must meet certain requirements set forth in the Code. One requirement is that the Fund must earn at least 90% of its gross income from (a) interest, (b) dividends, (c) payments with respect to securities loans, (d) gains from the sale or other disposition of stock, securities or options and (e) other income derived with respect to its business of investing in stock or securities (the 90% Test).

Generally, the Funds return on its investments will be considered to be qualified income under the 90% Test.

Tax Status of the Funds Investments

Gain or loss on the sale of a security by the Fund generally will be long-term capital gain or loss if the Fund has held the security for more than one year. Gain or loss on the sale of a security held for one year or less generally will be short-term capital gain or loss. Generally, if the Fund acquires a debt security at a discount, any gain upon the sale or redemption of the security will be taxable as ordinary income to the extent that such gain reflects accrued market discount.

The tax consequences of the Funds covered call option transactions will depend on the nature of the underlying security. In the case of a call option on an equity or convertible debt security, the Fund will receive a premium that will be treated for tax purposes as follows: no income is recognized upon the receipt of an option premium; if the option expires unexercised or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss, if the cost of the closing transaction exceeds the amount of the premium) without regard to the unrealized gain or loss in the underlying security. Any such gain or loss will be short-term, except that a loss will be long-term if the option exercise price is below market and the underlying stock has been held for more than a year. If a call option is exercised, the Fund will recognize a capital gain or loss from the underlying security, and the option premium will constitute additional sales proceeds.

The Fund also will not recognize income on the receipt of an option premium on a debt security. Listed options on debt securities, however, are subject to a special mark-to-market system governing the taxation of section 1256 contracts, which include listed options on debt securities (including U.S. government securities), options on certain stock indexes and certain foreign currencies. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. In addition, any section 1256 contracts held at the end of a taxable year (and, for purposes of the 4% excise tax, on October 31 of each year) will be treated as sold at fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. Both the realized and the unrealized taxable year-end gain or loss positions will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time that a particular position is actually held by the Fund.

Taxation of Shareholders

Dividends of investment income and distributions of short-term gain will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the shareholder has held his/her shares of the Fund.

Dividends of investment income (but not distributions of capital gain) from the Fund generally will qualify for the Federal dividends-received deduction for corporate shareholders to the extent that the dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations. If securities held by the Fund are considered to be debt-financed (generally, acquired with borrowed funds) or are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), the portion of the dividends paid by the Fund that corresponds to the dividends paid with respect to the securities will not be eligible for the corporate dividends-received deduction.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends must be included in the Funds gross income as of the later of (a) the date that such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date that the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.


Capital Gains Distribution

In general, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. For individuals, the maximum rate for long-term capital gains is 28% (20% if the shares have been held for more than 18 months). If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges the shares before he or she has held them for more than six months, however, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

Backup Withholding

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% Federal backup withholding tax with respect to (a) dividends and distributions and (b) the proceeds of any redemptions or exchanges of Fund shares. An individuals taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholders regular Federal income tax liability.


ADDITIONAL INFORMATION

The Trust is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated June 2, 1983 (the Trust Agreement) which was amended and restated on November 5, 1992. On October 4, 1989, the Trust and the Fund changed their names from American Telecommunications Trust and Income Portfolio Shares to SLH Telecommunications Trust and SLH Telecommunications Fund, respectively. On August 27, 1990, July 30, 1993 and October 14, 1994, the Trust and the Fund changed their names to Shearson Lehman Brothers Telecommunications Trust and Telecommunications Fund, Smith Barney Shearson Telecommunications Trust and Smith Barney Shearson Telecommunications Fund, and Smith Barney Telecommunications Trust and Smith Barney Telecommunications Fund, respectively.

PNC Bank National Association is located at 17th and Chestnut Streets, Philadelphia, PA 19103 and serves as the custodian of the Trust investments pursuant to a custody agreement. Under the custody agreement, PNC holds the Trusts securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the Trusts month-end market value of securities held in custody and also receives securities transaction charges including out-of-pocket expenses. PNC is authorized to establish separate accounts for foreign securities owned by the Trust to be held with foreign branches of other United States banks as well as with certain foreign banks and securities depositories. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

First Data is located at Exchange Place, Boston, Massachusetts 02109 and serves as the Trusts transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Trust and handles certain communications between shareholders and the Trust. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The Funds Annual Report for the fiscal year ended December 31, 1997 is incorporated herein by reference in its entirety.



APPENDIX

The following is a description of the two highest ratings categories of NRSROs for commercial paper:

The rating A-l is the highest commercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of AA- or higher), or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuers industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

The rating Prime-l is the highest commercial paper rating assigned by Moodys. Among the factors considered by Moodys in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuers industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuers products in relation to competition and customer acceptance;
(d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationship which exists with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Fitch IBCA, Inc. short term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner. Fitchs short-term rates are as follows: F1+ indicates issues regarded as having the strongest capacity for timely payments of financial commitments. The + denotes an exceptionally strong credit feature. The rating F1 reflects issues regarded as having the strongest capacity for timely payment of financial commitments while the rating F-2 indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payments: short-term liquidity is clearly outstanding, and safety is just below risk free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch (TBW) Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned, and apply only to unsecured instruments that have a maturity of one year or less.

TBW-1	The highest category; indicates a very high degree of
likelihood that principal and interest will be paid on a timely basis.

TWB-2	The second highest category; while the degree of safety
regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- 1.


17

26


SMITH BARNEY TELECOMMUNICATIONS TRUST PART C

Item 24, Financial Statements and Exhibits
(a) Financial Statements:

Included in Part A:

Financial Highlights

Included in Part B:


The Registrants Annual Reports for the fiscal year ended December 31, 1997 and the reports of Independent Accountants are incorporated by reference to the definitive 30b2-1 filed on March 2, 1998 as accession numbers 91155-98-000131.


(b)  Exhibits

All references are to the Registrants registration statement on Form N-1A (the Registration Statement) as filed with the Securities and Exchange Commission (the SEC) on September 14, 1983, (File Nos. 2-86519 and 811-
3736).

(1)	(a)	Registrants Second Amended and Restated Master Trust Agreement
and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14 as filed on April 27, 1993.

	(b)	Amendment No. 1 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective
Amendment No. 18 as filed on February 28, 1995.

	(c)	Amendment No. 2 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective
Amendment No. 18 as filed on February 28, 1995

	(d)	Amendment No. 3 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective
Amenddment No. 18 as filed on February 28, 1995.

 (2) Registrants By-Laws are incorporated by reference to the Registration Statement.

 (3)      Not Applicable.

(4)  	Specimen Share Certificate for the Income Fund is incorporated by reference to the Registration Statement.

(5) 	(a) 	Investment Advisory Agreements between the Registrant and Smith
Barney Strategic Advisers, Inc. dated June 16, 1994 and July 27, 1994 are incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995.

	(b)	Sub-Investment Advisory Agreement between the Registrant, Smith
Barney Strategy Advisers Inc. and the Boston Company Inc.dated June 16, 1994 and July 27, 1994 are incorporated by reference to Registrants Post-
Effective Amendment No. 18 as filed on February 28, 1995

(6)	Distribution  Agreement  between the Registrant and Smith Barney Inc.
is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement as filed on July 30, 1993.

 (7)      Not Applicable.


 (8) 	Custodian Agreement between the Registrant and PNC Bank, National
Association (PNC Bank) is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

 (9)	 (a) Transfer Agency Agreement dated August 2, 1993 between the
Registrant and First Data Investors Services Group (formerly the Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

      	(b) Administration Agreement dated April 21, 1994 between the Registrant and Smith Barney Mutual Funds Management Inc. (formerly Smith Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.


(10)	Opinion filed with Registrants Rule 24f-2 notice as Accession
No.0000091155-97-000097 is incorporated by reference.

(11) 	Consent of KPMG Peat Marwick LLP is filed herewith.

(12) 	Not Applicable.

(13) 	Not Applicable.

(14)	Not Applicable.

(15) Services and Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Smith Barney Telecommunications Income Fund is incorporated by reference to Post-Effective Amendment No.16 to the Registration Statement.

(16) Performance Data for Registrant is incorporated by reference to Post-Effective Amendments No. 5 to the Registration Statement filed on May 1, 1988

(17) Financial Data Schedule is filed herewith

(18) Plan pursuant to Rule 18f-3 is incorporated by reference to the Post-Effective Amendment No. 19 to the registration Statement as filed on December 26, 1995.

Item 25   Persons Controlled by or Under Common Control with Registrant

     None.


Item 26   Number of Holders of Securities

      (2)            (1)

  Number of Record Holders by Class
  Title of Class    as of March 31, 1998

Shares of beneficial Interest $.001 par value

	Income Funds    Class A: 1592

Item 27          Indemnification

The response to this item is incorporated by reference to Registrants Post-Effective Amendment No. 1 to the Registration Statement.

Item 28(a)      Business and Other  Connections of Investment Adviser


Investment Adviser - - Mutual Management Corp. (MMC) formerly Smith Barney Mutual Funds Management Inc. MMC, formerly known as Smith Barney Advisers, Inc. MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (Holdings) (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) (Travelers). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act).

The list required by this Item 28 of officers and directors of MMC and Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-8314).

Prior to the close of business on July 30, 1993, (the Closing), Shearson Lehman Investment Strategy Advisors Inc. (Shearson Lehman Strategy
Advisors), was a wholly owned subsidiary of Shearson Lehman Brothers and served as the Registrants investment adviser. On the Closing, Travelers and Smith Barney Inc. acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers which included the business of the Registrants prior investment adviser. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson Lehman Investment Strategy Advisors can be located in Schedules A and D of FORM ADV filed by Shearson Lehman Investment Strategy Advisors prior to July 30, 1993 (SEC File No. 801-28715).

Item  28(b)      Business  and  Other Connections  of Investment Adviser

Sub-Investment Adviser  - The Boston Company Asset Management, Inc.
(TBCAM)

TBCAM is a wholly owned subsidiary of The Boston Company, Inc., which is in turn a wholly owned subsidiary of Mellon Bank Corporation (Mellon).
Mellon is a publicly owned multibank holding company registered under the Federal bank Holding Company Act of 1956 and through its subsidiaries Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. TBCAM is an investment adviser registered under the Investment Advisers Act of 1940 (the Advisers
Act)and serves as investment counsel for individuals with substantial capital, executors, trustees and institutions. It also serves as investment adviser, administrator or sub-administrator to numerous investment companies.

The list required by this Item 28 of officers and directors of Boston Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by TBCAM pursuant to the Advisers Act (SEC File No. 801- 14158).



Item 29.     Principal Underwriters

(a) Smith Barney Inc. (Smith Barney) also acts as principal underwriter for Smith Barney Inc. (Smith Barney) currently acts as a distributor for Concert Allocation Series; Concert Investment Series; Consulting Group Capital Markets Funds; Global Horizons Investment Series (Cayman Islands); Greenwich Street California Municipal Fund Inc.; Greenwich Street Municipal Fund Inc.; Greenwich Street Series Fund; High Income Opportunity Fund Inc.; The Italy Fund Inc.; Managed High Income Portfolio Inc.; Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.; Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney Arizona Municipals Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Concert Allocation Series Inc.; Smith Barney Small Cap Blend Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Income Trust; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Intermediate Municipal Fund, Inc.; Smith Barney Investment Funds Inc.; Smith Barney Investment Trust; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney Massachusetts Municipals Fund; Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Fund, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal Return Fund; Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield Fund N.V.; Worldwide Securities Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.

On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).


Item 30   Location of Accounts and Records

          (1)  Smith Barney Inc.
               388 Greenwich Street
               New York, New York  10013

          (2)  Smith Barney Telecommunications Trust
               388 Greenwich Street
               New York, New York  10013

          (3) Mutual Management Corp.
               388 Greenwich Street
               New York, New York  10013

(4)  Boston Company Advisors, Inc..
               One Boston Place
               Boston, Massachusetts  02155

          (5)  PNC Bank, National Association
               17th and Chestnut Streets
               Philadelphia, PA  19103

          (6)  First Data Investor Services Group, Inc.
               One Exchange Place
               Boston, Massachusetts  02109

Item 31   Management Services

          Not Applicable.

Item 32   Undertakings

	None

 SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY TELECOMMUNICATIONS TRUST, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 28th day of April, 1998.

        SMITH BARNEY TELECOMMUNICATIONS TRUST

 By: /s/ Heath B.McLendon*
          Heath B. McLendon, Chairman of the Board


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature  				Title					 Date


/s/ Heath B. McLendon* 		 Chairman of the Board		 04/28/98
Heath B. McLendon  		 (Chief Executive Officer)

/s/  Lewis  E.  Daidone* 		 Senior Vice President and 	 04/28/98
Lewis E. Daidone  			Treasurer (Chief Financial
 					and Accounting Officer)

/s/ Paul R. Ades* 			Trustee				04/28/98
Paul Ades

/s/ Herbert Barg* 			Trustee				04/28/98
Herbert Barg

/s/ Dwight B. Crane* 		Trustee				04/28/98
Dwight B. Crane

/s/ Frank G. Hubbard* 		Trustee				04/28/98
Frank G. Hubbard



/s/ Jerome Miller*			Trustee				04/28/98
Jerome Miller


/s/ Ken Miller*			Trustee				04/28/98
Ken Miller


* Signed by Heath McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated February 28, 1994.

/s/ Heath McLendon
Heath McLendon



EXHIBITS


Exhibit No.         Description of Exhibits

			Consent of Auditors

         			Financial Data Schedule

          			Cover Letter to SEC